Document and Entity Information	Aug. 31, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	DOVER Corp
Amendment Flag	true
Entity Central Index Key	0000029905
Document Type	8-K/A
Document Period End Date	Aug. 31, 2022
Entity Incorporation State Country Code	DE
Entity File Number	1-4018
Entity Tax Identification Number	53-0257888
Entity Address, Address Line One	3005 Highland Parkway
Entity Address, City or Town	Downers Grove
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60515
City Area Code	(630)
Local Phone Number	541-1540
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Form 8-K is being filed to correct a scrivener’s error to indicate that 3,201,025 shares of Common Stock repurchased under the ASR will be received by the Company on September 1, 2022, representing a substantial majority of the shares expected to be retired over the course of the ASR.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock
Trading Symbol	DOV
Security Exchange Name	NYSE
A 1250 Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.250% Notes due 2026
Trading Symbol	DOV 26
Security Exchange Name	NYSE
A 0750 Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.750% Notes due 2027
Trading Symbol	DOV 27
Security Exchange Name	NYSE